Cover	Nov. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2025
Entity File Number	001-38426
Entity Registrant Name	SENMIAO TECHNOLOGY LIMITED
Entity Central Index Key	0001711012
Entity Tax Identification Number	35-2600898
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16F, Shihao Square, Middle Jiannan Blvd.
Entity Address, Address Line Two	High-Tech Zone, Chengdu
Entity Address, City or Town	Sichuan
Entity Address, Country	CN
Entity Address, Postal Zip Code	610000
City Area Code	28
Local Phone Number	61554399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AIHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false